Summary of Exposures to Significant Interest Rate Benchmarks Subject to LIBOR Reform (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Jul. 31, 2022	Oct. 31, 2021
US LIBOR Maturing After Thirtieth June Two Thousand And Twenty Three And other IBORs maturing after Thirty First December Two Thousand And Twenty One [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	$ 89,000		$ 107,000
US LIBOR Maturing After Thirtieth June Two Thousand And Twenty Three And other IBORs maturing after Thirty First December Two Thousand And Twenty One [member] | Loans [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	48,000		62,000
US LIBOR Maturing After Thirtieth June Two Thousand And Twenty Three And other IBORs maturing after Thirty First December Two Thousand And Twenty One [member] | Debt securities at amortized cost [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	33,000		37,000
US LIBOR Maturing After Thirtieth June Two Thousand And Twenty Three And other IBORs maturing after Thirty First December Two Thousand And Twenty One [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	5,000		6,000
US LIBOR Maturing After Thirtieth June Two Thousand And Twenty Three And other IBORs maturing after Thirty First December Two Thousand And Twenty One [member] | Demand Loans With No Specific Maturity [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	2,000		2,000
Carrying amount demand deposits	392		$ 3,000
CDOR [member] | Maturing After Twenty Eight June Two Thousand And Twenty Four [Member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	11,000	$ 6,000
Non-derivative financial liabilities	13,000	13,000
Off-balance sheet exposure	13,000	12,000
CDOR [member] | Maturing After Twenty Eight June Two Thousand And Twenty Four [Member] | Demand Loans With No Specific Maturity [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Carrying amount demand deposits	8,000	7,000
CDOR [member] | Subordinated Notes and Debentures [member] | Maturing After Twenty Eight June Two Thousand And Twenty Four [Member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial liabilities	9,000	9,000
CDOR [member] | Loans [member] | Maturing After Twenty Eight June Two Thousand And Twenty Four [Member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	3,000	2,000
CDOR [member] | Debt securities at amortized cost [member] | Maturing After Twenty Eight June Two Thousand And Twenty Four [Member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	$ 5,000	$ 2,000